Warrants - Private Warrants Assumptions (Details) - Private Warrants - $ / shares		4 Months Ended
	Sep. 02, 2021	Dec. 31, 2021
Class of Warrant or Right [Line Items]
Exercise price (in dollars per share)	$ 11.50	$ 11.50
Common stock price (in dollars per share)	$ 10.50	$ 6.75
Expected option term (years)	5 years	4 years 8 months 1 day
Expected volatility	32.80%	60.50%
Risk-free rate of return	0.78%	1.21%
Expected annual dividend yield	0.00%	0.00%